CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUE:
Sales - devices and disposables	$ 19,000	$ 77,000	$ 21,000	$ 77,000	$ 102,000	$ 36,000
Cost of goods sold	42,000	12,000	42,000	19,000	41,000	(70,000)
Gross profit (loss)	(23,000)	65,000	(21,000)	58,000	143,000	(34,000)
OPERATING EXPENSES:
Research and development	16,000	41,000	52,000	121,000	143,000	122,000
Sales and marketing	41,000	36,000	107,000	107,000	139,000	87,000
General and administrative	407,000	141,000	1,747,000	593,000	913,000	694,000
Total operating expenses	464,000	218,000	1,906,000	821,000	1,195,000	903,000
Operating loss	(487,000)	(153,000)	(1,927,000)	(764,000)	(1,052,000)	(937,000)
OTHER INCOME (EXPENSES):
Other income	387,000	0	414,000	51,000	271,000	48,000
Interest expense	(594,000)	(317,000)	(1,050,000)	(910,000)	(1,056,000)	(1,412,000)
Change in fair value of derivative liability	(1,000)	(36,000)	(89,000)	(36,000)	(25,000)
(Loss) gain from extinguishment of debt	763,000	20,000	578,000	(296,000)	296,000
Change in fair value of warrants		2,061,000	448,000	(490,000)	1,879,000	380,000
Total other income (expenses)	555,000	1,728,000	301,000	(1,681,000)	773,000	(984,000)
LOSS BEFORE INCOME TAXES	68,000	1,575,000	(1,626,000)	(2,445,000)	(279,000)	(1,921,000)
PROVISION FOR INCOME TAXES	0	0	0		0	0
NET LOSS	68,000	1,575,000	(1,626,000)	(2,445,000)	(279,000)	(1,921,000)
PREFERRED STOCK DIVIDENDS	(119,000)	(46,000)	(296,000)	(75,000)	(122,000)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (51,000)	$ 1,529,000	$ (1,922,000)	$ (2,520,000)	$ (401,000)	$ (1,921,000)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
BASIC	$ (0.00)	$ (0.12)	$ (0.14)	$ (0.25)	$ (0.04)	$ (0.58)
DILUTED	$ (0.00)	$ (0.03)	$ (0.14)	$ (0.25)	$ (0.04)	$ (0.58)
WEIGHTED AVERAGE SHARES OUTSTANDING
WEIGHTED AVERAGE SHARES OUTSTANDING BASIC	13,417	12,995	13,291	9,985	10,767	3,302
WEIGHTED AVERAGE SHARES OUTSTANDING DILUTED	13,417	60,331	13,291	9,985	10,767	3,302